UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New
York Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 145.7%
Corporate - 23.0%	Essex County Industrial Development Agency, New York, RB,
	International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	$ 200 $	201,092
	Essex County Industrial Development Agency, New York, Refunding RB,
	International Paper Co. Project, Series A, AMT, 5.50%, 10/01/26	625	571,087
	New York City Industrial Development Agency, RB, American Airlines
	Inc., JFK International Airport, AMT, 7.63%, 8/01/25	1,600	1,492,768
	New York City Industrial Development Agency, RB, American Airlines
	Inc., JFK International Airport, AMT, 7.75%, 8/01/31	1,500	1,403,175
	New York City Industrial Development Agency, RB, Liberty-
	IAC/InteractiveCorp, 5.00%, 9/01/35	1,000	679,780
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters,
	5.25%, 10/01/35	750	736,830
	New York State Energy Research & Development Authority, RB, AMT,
	4.70%, 6/01/36	5,500	5,505,335
	Port Authority of New York & New Jersey, RB, Continental Airlines Inc.
	and Eastern Air Lines Inc. Project, LaGuardia, AMT,
	9.13%, 12/01/15	3,310	3,312,946
	Suffolk County Industrial Development Agency, New York, RB, KeySpan,
	Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,419,425
			16,322,438
County/City/Special	City of New York New York, GO, Series A-1, 4.75%, 8/15/25	500	519,855
District/School District - 33.1%	City of New York New York, GO, Series B, 5.75%, 12/01/11 (a)	2,000	2,205,880
	City of New York New York, GO, Sub-Series G-1, 6.25%, 12/15/31	250	285,393
	City of New York New York, GO, Sub-Series I-1, 5.38%, 4/01/36	450	474,102
	Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	350	318,538

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	MBIA	Municipal Bond Investors Assurance (National
CAB	Capital Appreciation Bonds		Public Finance Guaranty Corp.)
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
COP	Certificates of Participation	RB	Revenue Bonds
FHA	Federal Housing Administration	SONYMA	State of New York Mortgage Agency
FSA	Financial Security Assurance Inc.

	BlackRock New York Municipal Income Trust II (BFY)
	Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York City Industrial Development Agency, RB, CAB, Yankee Stadium,
	PILOT (AGC), 5.76%, 3/01/35 (b)	$ 500 $	111,810
	New York City Industrial Development Agency, RB, Queens Baseball
	Stadium, PILOT (AGC), 6.38%, 1/01/39	100	110,244
	New York City Industrial Development Agency, RB, Queens Baseball
	Stadium, PILOT (AMBAC), 5.00%, 1/01/39	500	451,855
	New York City Industrial Development Agency, RB, Queens Baseball
	Stadium, PILOT (AMBAC), 5.00%, 1/01/46	2,050	1,828,415
New York City Transit Authority, Metropolitan Transit Authority,
	Triborough Bridge & Tunnel Authority, COP, Series A (AMBAC),
	5.25%, 1/01/10 (a)	5,000	5,071,550
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-3, 5.25%, 1/15/39	1,300	1,342,744
	New York City Transitional Finance Authority, RB, Series S-2 (MBIA),
	4.50%, 1/15/31	2,500	2,417,100
	New York City Transitional Finance Authority, RB, Series S-2 (MBIA),
	4.25%, 1/15/34	250	226,483
	New York City Transitional Finance Authority, Refunding RB, Future Tax
	Secured, Series B, 5.00%, 11/01/27	5,000	5,228,900
	New York Convention Center Development Corp., RB, Hotel Unit Fee
	Secured (AMBAC), 5.00%, 11/15/35	2,750	2,672,065
	New York State Dormitory Authority, RB, State University Dormitory
	Facilities, Series A, 5.00%, 7/01/39	250	254,565
			23,519,499
Education - 24.9%	Albany Industrial Development Agency, RB, New Covenant Charter School
	Project, Series A, 7.00%, 5/01/25	345	217,343
	Albany Industrial Development Agency, RB, New Covenant Charter School
	Project, Series A, 7.00%, 5/01/35	220	138,596
	Dutchess County Industrial Development Agency, New York, RB, Vassar
	College Project, 5.35%, 8/01/11 (a)	3,000	3,268,140
	Dutchess County Industrial Development Agency, New York, Refunding
	RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	755	618,149
	Geneva Industrial Development Agency, New York, RB, Hobart & William
	Smith Project, Series A, 5.38%, 2/01/33	3,250	3,270,897
	Herkimer County Industrial Development Agency, New York, RB, College
	Foundation Inc. Student Housing Project, 6.25%, 8/01/34	385	351,678
	New York City Industrial Development Agency, RB, Lycee Francais de
	New York Project, Series A (ACA), 5.38%, 6/01/23	1,500	1,541,145
	New York City Industrial Development Agency, Refunding RB, Polytechnic
	University Project (ACA), 5.25%, 11/01/37	460	393,139
New York Liberty Development Corp., RB, National Sports Museum
	Project, Series A, 6.13%, 2/15/19 (c)(d)	675	7
	New York State Dormitory Authority, RB, 5.65%, 7/01/39 (e)	225	178,736
	New York State Dormitory Authority, RB, Brooklyn Law School, Series B
	(Syncora), 5.13%, 7/01/30	2,000	1,966,200

	BlackRock New York Municipal Income Trust II (BFY)
	Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	New York State Dormitory Authority, RB, New School University (MBIA),
	5.00%, 7/01/31	$1,425	$ 1,429,888
New York State Dormitory Authority, RB, Rochester Institute of
	Technology, Series A, 6.00%, 7/01/33	625	683,219
	New York State Dormitory Authority, RB, University of Rochester, Series
	A, 5.13%, 7/01/39	250	254,635
	New York State Dormitory Authority, Refunding RB, Brooklyn Law School,
	5.75%, 7/01/33	250	255,715
	New York State Dormitory Authority, Refunding RB, Teachers College,
	5.50%, 3/01/39	650	671,255
Trust for Cultural Resources, RB, Carnegie Hall, Series A, 4.75%,
	12/01/39 (f)	925	906,296
Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%,
	1/01/39	1,050	1,087,968
	Yonkers Industrial Development Agency, New York, RB, Sarah Lawrence
	College Project, Series A, 6.00%, 6/01/41	500	506,690
			17,739,696
Health - 15.6%	Clarence Industrial Development Agency, RB, Bristol Village Project
	(GNMA), 6.00%, 1/20/44	1,690	1,737,134
	Genesee County Industrial Development Agency, New York, Refunding
	RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	197,112
	New York City Industrial Development Agency, RB, Eger Harbor Project,
	Series A (GNMA), 4.95%, 11/20/32	980	977,050
	New York City Industrial Development Agency, RB, Eger Harbor Project,
	Series A (GNMA), 5.88%, 5/20/44	975	1,022,024
	New York State Dormitory Authority, RB, Mortgage, Saint Barnabas,
	Series A (FHA), 5.00%, 2/01/31	1,500	1,515,195
New York State Dormitory Authority, RB, New York & Presbyterian
	Hospital (FSA), 5.25%, 2/15/31	425	436,365
	New York State Dormitory Authority, RB, New York Hospital Medical
	Center-Queens (FHA), 4.75%, 2/15/37	315	277,802
	New York State Dormitory Authority, RB, New York State Association for
	Retarded Children Inc., Series A, 6.00%, 7/01/32	350	364,739
	New York State Dormitory Authority, RB, New York University Hospital
	Center, Series B, 5.63%, 7/01/37	530	510,231
	New York State Dormitory Authority, RB, North Shore Long Island Jewish
	Health System, Series A, 5.50%, 5/01/37	750	748,905
	New York State Dormitory Authority, Refunding RB, Kateri Residence,
	5.00%, 7/01/22	2,000	2,051,340
	New York State Dormitory Authority, Refunding RB, North Shore Long
	Island Jewish Health System, Series E, 5.50%, 5/01/33	500	501,070
	Saratoga County Industrial Development Agency, New York, RB, Saratoga
	Hospital Project, Series B, 5.25%, 12/01/32	350	323,631
	Suffolk County Industrial Development Agency, New York, Refunding RB,
	Jeffersons Ferry Project, 5.00%, 11/01/28	450	399,019
			11,061,617

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Housing - 3.2%	New York City Housing Development Corp., RB, Series J-2, Series A, AMT,
	4.75%, 11/01/27	$1,420	$ 1,370,101
	New York State HFA, RB, Highland Avenue Senior Apartments, Series A,
	AMT (SONYMA), 5.00%, 2/15/39	1,000	894,380
			2,264,481
State - 5.4%	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	300	330,834
	New York State Dormitory Authority, RB, Municipal Health Facilities, Sub-
	Series 2-4, 4.75%, 1/15/30	1,000	1,003,960
	New York State Urban Development Corp., RB, State Personal Income
	Tax, Series B, 5.00%, 3/15/35	2,000	2,028,620
	State of New York, GO, Series A, 5.00%, 2/15/39	500	512,575
			3,875,989
Tobacco - 11.1%	New York Counties Tobacco Trust III, RB, Tobacco Settlement Pass Thru,
	Turbo, 6.00%, 6/01/43	2,535	2,285,328
	South Carolina Inc., New York, RB, Tobacco Settlement Asset Backed,
	Series 1, 5.75%, 7/15/12 (a)	5,000	5,632,650
			7,917,978
Transportation - 16.2%	Metropolitan Transportation Authority, RB, Series 2008-C,
	6.50%, 11/15/28	750	856,597
	Metropolitan Transportation Authority, RB, Series B, 4.50%, 11/15/37	500	454,865
Metropolitan Transportation Authority, Refunding RB, Series A,
	5.13%, 1/01/29	3,000	3,050,310
Metropolitan Transportation Authority, Refunding RB, Series A,
	5.00%, 11/15/30	5,000	5,042,250
	Metropolitan Transportation Authority, Refunding RB, Series A (MBIA),
	5.25%, 11/15/31	1,250	1,266,350
	Port Authority of New York & New Jersey, RB, Consolidated, 161st Series,
	4.50%, 10/15/37	750	713,370
	Triborough Bridge & Tunnel Authority, RB, General Purpose, Series A,
	5.00%, 1/01/32	150	151,471
			11,535,213
Utilities - 13.2%	Long Island Power Authority, RB, CAB (FSA), 5.21%, 6/01/28 (b)	3,515	1,526,213
	Long Island Power Authority, RB, General, Series C (CIFG),
	5.25%, 9/01/29	1,000	1,093,260
	Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	500	545,305
	Long Island Power Authority, Refunding RB, Series A, 6.25%, 4/01/33	150	171,543
	New York City Municipal Water Finance Authority, RB, Second General
	Resolution (MBIA), 4.50%, 6/15/37	500	477,940
	New York City Municipal Water Finance Authority, Refunding RB, Series
	A, 5.13%, 6/15/34	4,000	4,046,880
	New York State Environmental Facilities Corp., Refunding RB, Revolving
	Funds, New York City Water Project, Series A,
	5.00%, 6/15/37	1,500	1,541,955
			9,403,096
	Total Municipal Bonds in New York		103,640,007

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Guam - 2.3%
County/City/Special	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	$ 455	$ 462,963
District/School District - 0.7%
State - 0.7%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	485	497,198
Tobacco - 0.4%	Guam Economic Development & Commerce Authority, Refunding RB,
	Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	375	312,007
Utilities - 0.5%	Guam Government Waterworks Authority, Refunding RB, Water, 5.88%,
	7/01/35	400	378,992
	Total Municipal Bonds in Guam		1,651,160
Multi-State - 5.8%
Housing - 5.8%	Centerline Equity Issuer Trust, 5.75%, 5/15/15 (g)(h)	500	512,305
	Centerline Equity Issuer Trust, 6.00%, 5/15/15 (g)(h)	1,500	1,552,710
	Centerline Equity Issuer Trust, 6.00%, 5/15/19 (g)(h)	1,000	1,034,300
	Centerline Equity Issuer Trust, 6.30%, 5/15/19 (g)(h)	1,000	1,039,010
	Total Municipal Bonds in Multi-State		4,138,325
Puerto Rico - 6.6%
County/City/Special	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A
District/School District - 0.3%	(MBIA), 5.80%, 8/01/41 (b)	1,500	228,345
Housing - 1.4%	Puerto Rico Housing Finance Authority, Refunding RB, Subordinate,
	Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,012,590
State - 0.4%	Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A
	(AMBAC), 5.14%, 8/01/54 (b)	5,000	299,550
Tobacco - 0.6%	Children's Trust Fund, Refunding RB, Asset Backed, 5.63%, 5/15/43	500	428,605
Transportation - 3.2%	Puerto Rico Highway & Transportation Authority, Refunding RB, Series D,
	5.38%, 7/01/12 (a)	2,000	2,223,900
Utilities - 0.7%	Puerto Rico Electric Power Authority, Refunding RB, Series VV (MBIA),
	5.25%, 7/01/29	500	500,585
	Total Municipal Bonds in Puerto Rico		4,693,575
	Total Municipal Bonds - 160.4%		114,123,067
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (i)
New York - 0.4%
Utilities - 0.4%	New York City Municipal Water Finance Authority, RB, Fiscal 2009,
	Series A, 5.75%, 6/15/40	240	263,172
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 0.4%		263,172
	Total Long-Term Investments
	(Cost - $113,599,149) - 160.8%		114,386,239
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 0.04% (j)(k)	1,356,062	1,356,062
	Total Short-Term Securities
	(Cost - $1,356,062) - 1.9%		1,356,062
	Total Investments (Cost - $114,955,211*) - 162.7%		115,742,301
	Other Assets Less Liabilities - 0.0%		26,829
	Liability for Trust Certificates, Including
	Interest Expense and Fees Payable - (0.2)%		(160,107)
	Preferred Shares, at Redemption Value - (62.5)%		(44,477,154)
	Net Assets Applicable to Common Shares - 100.0%	$ 71,131,869

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments November 30, 2009 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 114,943,887
Gross unrealized appreciation	$ 3,722,574
Gross unrealized depreciation	(3,084,100)
Net unrealized appreciation	$ 638,474

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Non-income producing security.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(f) When-issued security. Unsettled when-issued security transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Citigroup	$ 906,296	$ 14,254

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-
exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
CMA New York Municipal
Money Fund	$ 599,985	$ 22

(k) Represents the current yield as of report date.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

BlackRock New York Municipal Income Trust II (BFY)
Schedule of Investments November 30, 2009 (Unaudited)

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 1,356,062
Level 2 - Long-Term Investments[1]	114,386,239
Level 3	-
Total	$ 115,742,301

1 See above Schedule of Investments for values in each state and political subdivision.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Municipal Income Trust II

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 22, 2010